Reconciliation of Financial Statements to Form 5500 - Reconciliation of Net Assets Available for Benefit (Details) - EBP 006 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Net assets available for benefits per the financial statements	$ 1,002,677,934	$ 818,496,466
Less: Amounts allocated to withdrawing participants	(268,985)	(249,594)
Net assets available for benefits per the Form 5500	$ 1,002,408,949	$ 818,246,872